Interest Bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2020
Borrowings [Abstract]
Interest bearing loans and borrowings

23. Interest‑bearing loans and borrowings

	Effective interest rate	Maturity	December 31, 2020	December 31, 2019
	%		RMB’000	RMB’000
Current:
Unsecured bank loans	4.25 (2019: 5.23)	On demand	10,000	5,000
Unsecured other borrowings	12	September 19, 2021 (2019: September 19, 2020)	50,000	50,000
			60,000	55,000